Share-Based Payment Arrangements - Schedule of Reconciliation of Outstanding RSUs (Detail) - Restricted share units - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance - number of unvested restricted share units (in shares)	132,432,000	131,765,000	64,646,000
Granted (in shares)	98,607,000	93,731,000	109,016,000
Vested (in shares)	(66,630,000)	(58,348,000)	(24,343,000)
Canceled and forfeited (in shares)	(16,209,000)	(34,716,000)	(17,554,000)
Ending balance - number of unvested restricted share units (in shares)	148,200,000	132,432,000	131,765,000